Cover	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	1-9513
Entity Registrant Name	CMS ENERGY CORPORATION
Entity Central Index Key	0000811156
Entity Tax Identification Number	38-2726431
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Jackson
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49201
City Area Code	517
Local Phone Number	788-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	CMS Energy Corporation Common Stock, $0.01 par value
Trading Symbol	CMS
Security Exchange Name	NYSE
A 5. 625 Junior Subordinated Notes Due 2078 [Member]
Document Information [Line Items]
Title of 12(b) Security	CMS Energy Corporation 5.625% Junior Subordinated Notes due 2078
Trading Symbol	CMSA
Security Exchange Name	NYSE
A 5. 875 Junior Subordinated Notes Due 2078 [Member]
Document Information [Line Items]
Title of 12(b) Security	CMS Energy Corporation 5.875% Junior Subordinated Notes due 2078
Trading Symbol	CMSC
Security Exchange Name	NYSE
A 5. 875 Junior Subordinated Notes Due 2079 [Member]
Document Information [Line Items]
Title of 12(b) Security	CMS Energy Corporation 5.875% Junior Subordinated Notes due 2079
Trading Symbol	CMSD
Security Exchange Name	NYSE
C M S Energy Corporation Depositary Shareseachrepresentinga 11000thinterestinashareof 4200percent Cumulative Redeemable Perpetual Preferred Stock Series C [Member]
Document Information [Line Items]
Title of 12(b) Security	CMS Energy Corporation, Depositary Shares
Trading Symbol	CMS PRC
Security Exchange Name	NYSE
Consumers Energy Company [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	1-5611
Entity Registrant Name	CONSUMERS ENERGY COMPANY
Entity Central Index Key	0000201533
Entity Tax Identification Number	38-0442310
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Jackson
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49201
City Area Code	517
Local Phone Number	788-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Consumers Energy Company Cumulative Preferred Stock, $100 par value: $4.50 Series
Trading Symbol	CMS-PB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false